PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 67.57%	Shares	Fair Value

Australia — 1.99%
Consumer Discretionary — 1.39%
Aristocrat Leisure Ltd.	12,000	$ 387,607

Health Care — 0.60%
Fisher & Paykel Healthcare Corp. Ltd.	8,000	169,310

Total Australia		556,917
Bermuda — 1.16%
Industrials — 1.16%
Triton International Ltd.	6,000	325,500

Canada — 2.11%
Materials — 1.11%
Nutrien Ltd.	5,000	310,750

Real Estate — 1.00%
NorthWest Healthcare Properties REIT	26,234	280,136

Total Canada		590,886
France — 1.70%
Industrials — 1.70%
Schneider Electric SE	3,000	477,820

Ireland — 1.04%
Industrials — 1.04%
Eaton Corp. PLC	2,000	290,500

Japan — 2.87%
Communications — 1.90%
SoftBank Group Corp.	7,000	534,555

Consumer Staples — 0.97%
ITOCHU Corp.	9,000	272,521

Total Japan		807,076
Netherlands — 1.01%

Financials — 1.01%
Euronext NV	2,660	282,834

Switzerland — 1.27%
Technology — 1.27%
Garmin Ltd.	2,500	355,600

United Kingdom — 2.21%
Communications — 1.13%
S4 Capital PLC(a)	40,000	315,595

Financials — 1.08%
Aon PLC, Class A	1,200	304,044

Total United Kingdom		619,639
United States — 52.21%
Communications — 1.27%
Walt Disney Co. (The)(a)	2,000	357,300

Consumer Discretionary — 5.12%
Brunswick Corp.	2,500	255,575
Crocs, Inc.(a)	2,500	253,100
Fortune Brands Home & Security, Inc.	3,500	361,060
Home Depot, Inc. (The)	1,000	318,910
Lithia Motors, Inc., Class A	700	246,393
		1,435,038
Consumer Staples — 1.03%
Constellation Brands, Inc., Class A	1,200	287,664

Energy — 1.01%
Enterprise Products Partners LP	12,000	283,320

Financials — 6.60%
Blackstone Group LP (The), Class A	3,500	324,345
Fidelity National Financial, Inc.	6,500	305,435
First Republic Bank	2,000	382,880
PJT Partners, Inc., Class A	4,000	291,280
SVB Financial Group(a)	500	291,445
Walker & Dunlop, Inc.	2,500	253,850
		1,849,235
Health Care — 4.39%
AmerisourceBergen Corp.	2,500	286,850
Danaher Corp.(b)	1,500	384,210
IDEXX Laboratories, Inc.(a)	500	279,055

Stryker Corp.	1,100	280,797
		1,230,912
Industrials — 6.58%
CSX Corp.	3,000	300,360
Deere & Co.	1,000	361,100
FedEx Corp.	1,000	314,810
Generac Holdings, Inc.(a)	800	262,976
Honeywell International, Inc.(b)	1,600	369,456
Installed Building Products, Inc.	2,000	237,200
		1,845,902
Materials — 2.13%
Freeport-McMoRan, Inc.	6,000	256,320
Sealed Air Corp.	6,000	341,160
		597,480
Real Estate — 5.41%
Equinix, Inc.	400	294,688
Invitation Homes, Inc.	10,000	362,700
Jones Lang LaSalle, Inc. (a)	1,200	242,700
Prologis, Inc.	3,000	353,520
Realogy Holdings Corp.(a)	15,000	265,650
		1,519,258
Technology — 16.13%
Adobe Systems, Inc.(a)	800	403,664
Apple, Inc.	2,000	249,220
Applied Materials, Inc.	2,500	345,325
Global Payments, Inc.	1,500	290,565
Intuit, Inc.	800	351,272
MasterCard, Inc., Class A	1,000	360,580
Microsoft Corp.(b)	2,000	499,360
Moody's Corp.(b)	1,000	335,350
Motorola Solutions, Inc.	2,000	410,620
PayPal Holdings, Inc.(a)	1,300	338,026
QUALCOMM, Inc.	2,000	269,080
S&P Global, Inc.	1,000	379,470
Square, Inc., Class A(a)	1,300	289,276
		4,521,808
Utilities — 2.54%
Ferrellgas Partners LP, Class B(a)	364	73,710
NextEra Energy Partners LP	4,000	273,480
NextEra Energy, Inc.	5,000	366,100
		713,290
Total United States		14,641,207

Total Common Stocks (Cost $15,555,054)		18,947,979

PREFERRED STOCKS — 8.22%

United States — 8.22%
Consumer Staples — 1.03%
Energizer Holdings, Inc., Series A, 7.50%	3,000	290,010

Financials — 4.97%
Capital One Financial Corp., Series J, 4.80%	12,000	307,080
Citigroup, Inc., Series J, 7.13%	5,000	142,200
Dime Community Bancshares, Inc., Series A, 5.50%	7,000	180,950
Invesco Mortgage Capital, Inc., Series A, 7.75%	15,000	378,600
New York Mortgage Trust, Inc., Series C, 7.88%	15,593	385,459
		1,394,289
Real Estate — 2.22%
Colony Capital, Inc., Series I, 7.15%	15,100	376,745
Hersha Hospitality Trust, Series C, 6.88%	10,000	244,500
		621,245

Total Preferred Stocks (Cost $1,930,046)		2,305,544

EXCHANGE-TRADED FUNDS — 2.41%
Invesco DB Commodity Index Tracking Fund(a)	13,000	241,800
SPDR® S&P® 600 Small Cap Value ETF	5,000	433,350
Total Exchange-Traded Funds (Cost $567,485)		675,150

CORPORATE BONDS — 8.86%	Principal Amount

Netherlands — 1.16%
Health Care — 1.16%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	$ 300,000	326,111

United Kingdom — 0.54%
Financials — 0.54%
Barclays Bank PLC, MTN, 0.00%, 1/31/2030(c)	150,000	150,420

United States — 7.16%
Communications — 0.81%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	200,000	225,729

Consumer Discretionary — 1.23%
International Game Technology PLC, 5.35%, 10/15/2023	120,000	128,100
L Brands, Inc., 5.25%, 2/1/2028	200,000	217,261

		345,361
Financials — 4.38%
Bank of America Corp., Series FF, 5.88%, Perpetual	250,000	280,937
BofA Finance LLC, MTN, 7.30%, 12/19/2025	200,000	200,936
Citigroup, Inc., Series M, 6.30%, Perpetual(c)	220,000	237,074
PNC Bank NA, 4.05%, 7/26/2028	250,000	285,920
Stifel Financial Corp., 4.25%, 7/18/2024	200,000	221,398
		1,226,265
Industrials — 0.38%
Timken Co. (The), 3.88%, 9/1/2024	100,000	107,746

Real Estate — 0.36%
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	101,407

Total United States		2,006,508

Total Corporate Bonds (Cost $2,255,885)		2,483,039

U.S. TREASURY OBLIGATIONS — 2.79%

United States Treasury Inflation Indexed Bonds, 0.13%, 4/15/2025 (d)	240,000	268,519
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025 (d)	200,000	248,275
United States Treasury Inflation Indexed Bonds, 2.00%, 1/15/2026 (d)	167,000	265,463

Total U.S. Treasury Obligations (Cost $721,578)		782,257

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.48%

Banc of America Mortgage Securities, Inc., Series 2004-K, Class B3, 3.81%, 12/25/2034(c)	17,262	18,939
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	39,909	40,837
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 2.68%, 2/20/2035 (c)	11,364	11,524
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 0.61%, 6/25/2035 (1MO LIBOR + 50bps)(c)	10,322	10,002
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 2.31%, 11/19/2034 (c)	74,700	76,883
Impac CMB Trust, Series 2005-08, Class 2B, 2.34%, 2/25/2036 (1MO LIBOR + 225bps)(c)	77,005	77,489
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 1.52%, 6/25/2031 (1MO LIBOR + 142.5bps)(c)	178,608	179,199

Total Collateralized Mortgage Obligations (Cost $385,326)		414,873

MONEY MARKET FUNDS - 4.27%

Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(e)	1,196,441	1,196,441

Total Money Market Funds (Cost $1,196,441)					1,196,441

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED — 0.65%
Wells Fargo & Co.	130	$ 607,360	$ 35 .00	1/20/2023	$ 182,650

Total Call Options Purchased (Cost $89,403)					182,650

Total Investments — 96.25% (Cost $22,701,218)					26,987,933

Other Assets in Excess of Liabilities — 3.75%					1,050,349

NET ASSETS — 100.00%					$ 28,038,282

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for unsettled security transactions.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(e)	Rate disclosed is the seven day effective yield as of May 31, 2021.

ETF	- Exchange-Traded Fund
MTN	- Medium Term Note
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt